ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2017	Mar. 31, 2016
Capital Unit [Line Items]
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,310,666	83,428,546
Series Twenty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,833,200	3,843,500
Series Twenty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,881,000
Series Twenty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,557,045	2,559,800
Series Twenty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,314,827	3,323,327
Series Twenty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,154,253	2,158,878
Series Twenty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,020,309
Series Twenty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,977,000	3,983,600
Series Twenty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,446,400	2,453,500
Series Twenty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,990,738	3,994,238
Series Twenty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,965,300	3,980,400
Series Thirty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,631,000	2,636,000
Series Thirty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,395,557	4,396,557
Series Thirty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,740,198	4,740,698
Series Thirty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,626,533	2,628,033
Series Thirty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,517,419	3,523,019
Series Thirty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,288,363	3,293,763
Series Thirty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,095,704	2,098,204
Series Thirty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,495,600	2,507,500
Series Thirty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,540,100	2,540,100
Series Thirty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,290,151
Series Forty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,622,756	2,623,756
Series Forty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,884,126	2,891,626
Series Forty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,736,262	2,736,262
Series Forty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,632,487	3,637,987
Series Forty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,699,473	2,699,973
Series Forty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,009,667	4,014,367
Series Forty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,971,998	2,971,998